Borrowings (Details) ¥ in Millions			6 Months Ended
	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Sep. 30, 2023 JPY (¥) ft²	Sep. 22, 2023	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)
Borrowings (Details) [Line Items]
Aggregate credit line	$ 61,300,000	¥ 8,150.0
Percentage of interest rate	0.70%	0.70%
Borrowed amount							$ 61,300,000	¥ 8,150.0
Net outstanding balance			$ 2,300,000		¥ 340.1		60,600,000	8,100.0
Unamortized loan service							$ 643,438	85.6
Maturity date						Dec. 29, 2023
Bears interest rate, percentage						1.20%
Total outstanding loan			$ 54,500,000		¥ 8,150.0
Interest rate description			The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Feet) | ft²			16,165		16,165
Interest expenses (in Dollars) | $			$ 1,061,277	$ 1,334,723
Long-term Borrowings [Member]
Borrowings (Details) [Line Items]
Weighted average interest rates			0.98%	1.83%	0.98%
Resona Merchant Bank Asia Limited [Member]
Borrowings (Details) [Line Items]
Aggregate credit line		¥ 200.0
Borrowed amount					¥ 200.0			¥ 200.0